Investment Objectives and Goals - Arimathea Catholic Core Bond ETF	Jun. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Arimathea Catholic Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Arimathea Catholic Core Bond ETF (the “Fund”) seeks income generation and capital preservation.